Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE TABLE
The following table sets forth information concerning the compensation of our NEOs for each of the fiscal years ended December 31, 2020, 2021 and 2022, and our financial performance for each such fiscal year as required by Item 402(v) of Regulation S-K. For more information on the Company’s pay philosophy and pay for performance, please see the “Compensation Discussion and Analysis” on p. 26.
Year	Summary Compensation Table Total for PEO(1)(2)(3)	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non- PEO NEOs	Value of Initial Fixed $100 Investment Based On:		Net Income in thousands	Relative Stockholder Return(6)
					Total Shareholder Return(4)	Peer Group Total Shareholder Return(5)
2022	$3,629,462	$2,571,203	$1,298,087	$1,018,139	$110.91	$99.82	$97,908	71.5%
2021	$2,779,420	$1,916,694	$1,020,880	$803,582	$113.81	$132.23	$85,745	60.1%
2020	$3,277,517	$6,819,714	$1,388,110	$2,236,770	$111.64	$92.43	$77,567	90.4%
(1)	Amounts represent summary compensation total paid to our PEO.
(2)
Amounts outlined in this table represent “compensation actually paid” to our PEO and the average “compensation actually paid” to our remaining NEOs for the relevant SEC rules. For purposes of this Pay Versus Performance Table, PEO is William H. Lenehan, and remaining NEOs (for each covered year) are Gerald R. Morgan and James L. Brat.

(3)
The following table set forth on the next page outlines information concerning the calculation of the adjustment between the Summary Compensation and Compensation Actually Paid for each of the fiscal years ended December 31, 2020, 2021, and 2022.

(4)
Absolute TSR for fiscal years 2022, 2021 and 2020, reflected as a percentage, is equal to 10.9%, 13.8% and 11.6%, respectively. Absolute TSR is one of the metrics we use in our long-term annual compensation program, as described in our “Compensation Discussion and Analysis” on p. 26.

(5)
For the relevant fiscal year, the peer group represents the cumulative TSR of the MSCI U.S. REIT Index, which differs from the comparison group of companies used in the “Relative Stockholder Return” column of this table as detailed below in footnote six.

(6)
Relative Stockholder Return is the Company’s Selected Measure for purposes of the SEC rules. Amounts shown in the table indicate the Company’s percentile ranking compared to the relative stockholder returns of the companies in a comparison group selected by the Compensation Committee, which differs from the peer group used in the column of this table titled “Peer Group Total Shareholder Return”. For more information on Relative Stockholder Return or RSR, please see our Compensation Discussion & Analysis on p. 26. While Relative Stockholder Return is the Company’s Selected Measure, absolute TSR comprises 50% of the award opportunity for performance based restricted stock awarded to NEOs and PEOs in relevant covered years.

The following table sets forth information concerning the calculation of the adjustment between the Summary Compensation and Compensation Actually Paid for each of the fiscal years ended December 31, 2020, 2021, and 2022.
	2022		2021		2020
	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table for Applicable FY	($2,223,573)	($567,571)	($1,109,777)	($248,795)	($1,831,744)	($653,369)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	2,224,776	534,468	2,159,975	519,240	2,297,551	772,877
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	220,616	86,435	354,190	66,994	—	9,012
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(1,216,435)	(317,890)	(2,009,502)	(486,643)	2,982,097	698,645
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(63,644)	(15,391)	(257,613)	(68,094)	94,294	21,496
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—	—	—	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—	—	—	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—	—	—	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—	—	—	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—	—	—	—	—
Total Adjustment	($1,058,260)	($279,949)	($862,727)	($217,298)	$3,542,197	$848,661

Company Selected Measure Name	Relative Stockholder Return
Named Executive Officers, Footnote [Text Block]
(2)
Amounts outlined in this table represent “compensation actually paid” to our PEO and the average “compensation actually paid” to our remaining NEOs for the relevant SEC rules. For purposes of this Pay Versus Performance Table, PEO is William H. Lenehan, and remaining NEOs (for each covered year) are Gerald R. Morgan and James L. Brat.

Peer Group Issuers, Footnote [Text Block]
(5)
For the relevant fiscal year, the peer group represents the cumulative TSR of the MSCI U.S. REIT Index, which differs from the comparison group of companies used in the “Relative Stockholder Return” column of this table as detailed below in footnote six.

PEO Total Compensation Amount	$ 3,629,462	$ 2,779,420	$ 3,277,517
PEO Actually Paid Compensation Amount	$ 2,571,203	1,916,694	6,819,714
Adjustment To PEO Compensation, Footnote [Text Block]
The following table sets forth information concerning the calculation of the adjustment between the Summary Compensation and Compensation Actually Paid for each of the fiscal years ended December 31, 2020, 2021, and 2022.
	2022		2021		2020
	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table for Applicable FY	($2,223,573)	($567,571)	($1,109,777)	($248,795)	($1,831,744)	($653,369)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	2,224,776	534,468	2,159,975	519,240	2,297,551	772,877
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	220,616	86,435	354,190	66,994	—	9,012
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(1,216,435)	(317,890)	(2,009,502)	(486,643)	2,982,097	698,645
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(63,644)	(15,391)	(257,613)	(68,094)	94,294	21,496
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—	—	—	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—	—	—	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—	—	—	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—	—	—	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—	—	—	—	—
Total Adjustment	($1,058,260)	($279,949)	($862,727)	($217,298)	$3,542,197	$848,661

Non-PEO NEO Average Total Compensation Amount	$ 1,298,087	1,020,880	1,388,110
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,018,139	803,582	2,236,770
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
The following table sets forth information concerning the calculation of the adjustment between the Summary Compensation and Compensation Actually Paid for each of the fiscal years ended December 31, 2020, 2021, and 2022.
	2022		2021		2020
	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table for Applicable FY	($2,223,573)	($567,571)	($1,109,777)	($248,795)	($1,831,744)	($653,369)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	2,224,776	534,468	2,159,975	519,240	2,297,551	772,877
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	220,616	86,435	354,190	66,994	—	9,012
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(1,216,435)	(317,890)	(2,009,502)	(486,643)	2,982,097	698,645
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(63,644)	(15,391)	(257,613)	(68,094)	94,294	21,496
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—	—	—	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—	—	—	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—	—	—	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—	—	—	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—	—	—	—	—
Total Adjustment	($1,058,260)	($279,949)	($862,727)	($217,298)	$3,542,197	$848,661

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship Between Financial Performance Measures
The line graphs below compare (i) the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs with (ii) Total Shareholder Return and Peer Group Total Shareholder Return, (iii) our GAAP Net Income and (iv) Relative Stockholder Return, in each case for the fiscal years ended December 31, 2020, 2021 and 2022.
Reflects the Value of Initial Fixed $100 Investment Based On Total Shareholder Return and Peer Group Total Shareholder Return:

Compensation Actually Paid vs. Net Income [Text Block]
Relationship Between Financial Performance Measures
The line graphs below compare (i) the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs with (ii) Total Shareholder Return and Peer Group Total Shareholder Return, (iii) our GAAP Net Income and (iv) Relative Stockholder Return, in each case for the fiscal years ended December 31, 2020, 2021 and 2022.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship Between Financial Performance Measures
The line graphs below compare (i) the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs with (ii) Total Shareholder Return and Peer Group Total Shareholder Return, (iii) our GAAP Net Income and (iv) Relative Stockholder Return, in each case for the fiscal years ended December 31, 2020, 2021 and 2022.

Total Shareholder Return Vs Peer Group [Text Block]
Relationship Between Financial Performance Measures
The line graphs below compare (i) the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs with (ii) Total Shareholder Return and Peer Group Total Shareholder Return, (iii) our GAAP Net Income and (iv) Relative Stockholder Return, in each case for the fiscal years ended December 31, 2020, 2021 and 2022.
Reflects the Value of Initial Fixed $100 Investment Based On Total Shareholder Return and Peer Group Total Shareholder Return:

Tabular List [Table Text Block]
Pay Versus Performance Tabular List for fiscal year ended December 31, 2022
We believe the following performance measures represent the most important financial performance measures used by us in 2022 to link compensation actually paid to our PEO and NEOs for fiscal year ended December 31, 2022:
•	Absolute Total Rate of Return to Stockholders; and
•	Relative Stockholder Return.

Total Shareholder Return Amount	$ 110.91	113.81	111.64
Peer Group Total Shareholder Return Amount	99.82	132.23	92.43
Net Income (Loss)	$ 97,908,000	$ 85,745,000	$ 77,567,000
Company Selected Measure Amount	0.715	0.601	0.904
PEO Name	William H. Lenehan	William H. Lenehan	William H. Lenehan
Percentage of absolute TSR	10.90%	13.80%	11.60%
Percentage of Award Opportunity for Performance Based Restricted Stock Awarded Comprised in Absolute TSR	50.00%	50.00%	50.00%
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Absolute Total Rate of Return to Stockholders
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Relative Stockholder Return
PEO [Member] | Total Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,058,260)	$ (862,727)	$ 3,542,197
PEO [Member] | Deduction for Amounts Reported under the "Stock Awards" Column in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,223,573)	(1,109,777)	(1,831,744)
PEO [Member] | Increase Based on ASC 718 Fair Value of Awards Granted During Applicable FY that Remain Unvested as of Applicable FY End, Determined as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,224,776	2,159,975	2,297,551
PEO [Member] | Increase Based on ASC 718 Fair Value of Awards Granted During Applicable FY that Vested During Applicable FY, Determined as of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	220,616	354,190	0
PEO [Member] | Increase/Deduction for Awards Granted During Prior FY that were Outstanding and Unvested as of Applicable FY End, Determined Based on Change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,216,435)	(2,009,502)	2,982,097
PEO [Member] | Increase/Deduction for Awards Granted During Prior FY that Vested During Applicable FY, Determined Based on Change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(63,644)	(257,613)	94,294
PEO [Member] | Deduction of ASC 718 Fair Value of Awards Granted During Prior FY that were Forfeited During Applicable FY, Determined as of Prior FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Increase Based on Dividends or Other Earnings Paid During Applicable FY Prior to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Increase Based on Incremental Fair Value of Options/SARs Modified During Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Deduction for Change in the Actuarial Present Values Reported under the "Change in Pension Value and Nonqualified Deferred Compensation Earnings" Column of the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Increase for Service Cost and, if Applicable, Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Total Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(279,949)	(217,298)	848,661
Non-PEO NEO [Member] | Deduction for Amounts Reported under the "Stock Awards" Column in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(567,571)	(248,795)	(653,369)
Non-PEO NEO [Member] | Increase Based on ASC 718 Fair Value of Awards Granted During Applicable FY that Remain Unvested as of Applicable FY End, Determined as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	534,468	519,240	772,877
Non-PEO NEO [Member] | Increase Based on ASC 718 Fair Value of Awards Granted During Applicable FY that Vested During Applicable FY, Determined as of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	86,435	66,994	9,012
Non-PEO NEO [Member] | Increase/Deduction for Awards Granted During Prior FY that were Outstanding and Unvested as of Applicable FY End, Determined Based on Change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(317,890)	(486,643)	698,645
Non-PEO NEO [Member] | Increase/Deduction for Awards Granted During Prior FY that Vested During Applicable FY, Determined Based on Change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(15,391)	(68,094)	21,496
Non-PEO NEO [Member] | Deduction of ASC 718 Fair Value of Awards Granted During Prior FY that were Forfeited During Applicable FY, Determined as of Prior FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Increase Based on Dividends or Other Earnings Paid During Applicable FY Prior to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Increase Based on Incremental Fair Value of Options/SARs Modified During Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Deduction for Change in the Actuarial Present Values Reported under the "Change in Pension Value and Nonqualified Deferred Compensation Earnings" Column of the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Increase for Service Cost and, if Applicable, Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0